Schedule of Deferred Share Units (Details) (Parenthetical) - shares				1 Months Ended		12 Months Ended
	Oct. 14, 2025	Oct. 01, 2024	Apr. 01, 2024	Oct. 31, 2025	Oct. 31, 2024	Dec. 31, 2025		Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested						159,169		76,213
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested						46,178	[1]	114,953	[2]
Deferred Share Unit [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested	36,535	9,643	54,510	24,319	30,052

[1]	On October 1, 2024, 9,643 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.
[2]	On April 1, 2024, 54,510 DSUs were issued to the Company’s Directors which vested immediately.